Parent Company Only Condensed Financial Information - Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Parent Company Only Condensed Financial Information
Net cash (used in)/provided by operating activities	¥ 1,495,138	¥ 1,207,601	¥ 441,972
Cash flows from investing activities:
Cash received from maturity of time deposits	327,370	1,494,619	996,472
Net cash used in investing activities	(2,722,879)	(157,570)	(45,255)
Cash flows from financing activities:
Cash paid for initial public offering costs	(8,062)	(9,113)
Proceeds from exercise of options	26		18,046
Proceeds from issuance of ordinary shares upon IPO, net of commissions	204,880
Net cash provided by/(used in) financing activities	196,844	(9,113)	18,046
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(4,797)	4,846	6,588
Net increase/(decrease) in cash and cash equivalents and restricted cash	(1,035,694)	1,045,764	421,351
Cash and cash equivalents and restricted cash at beginning of the year	1,919,674	873,910	452,559
Cash and cash equivalents and restricted cash at end of the year	883,980	1,919,674	873,910
Parent company | Reportable legal entity
Parent Company Only Condensed Financial Information
Net cash (used in)/provided by operating activities	(15,683)	926	(1,703)
Cash flows from investing activities:
Cash paid for investments in subsidiaries	(9,287)		(73)
Loans to subsidiaries	(261,457)
Purchase of time deposits		(1,039,231)	(858,554)
Cash received from maturity of time deposits		1,241,203	861,102
Net cash used in investing activities	(270,744)	201,972	2,475
Cash flows from financing activities:
Cash paid for initial public offering costs	(8,062)	(9,113)
Cash received from subsidiaries		70,074
Proceeds from exercise of options	26
Proceeds from issuance of ordinary shares upon IPO, net of commissions	204,880
Net cash provided by/(used in) financing activities	196,844	60,961
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(8,902)	4,588	3,512
Net increase/(decrease) in cash and cash equivalents and restricted cash	(98,485)	268,447	4,284
Cash and cash equivalents and restricted cash at beginning of the year	274,478	6,031	1,747
Cash and cash equivalents and restricted cash at end of the year	¥ 175,993	¥ 274,478	¥ 6,031